CONSOLIDATED BALANCE SHEETS - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	€ 63,136	€ 47,183
Current portion of net trade accounts and notes receivable	13,421	10,864
Other receivables	1,522	1,255
Inventories	11,780	7,499
Other assets, current portion	660	581
Total current assets	90,518	67,382
Non-current assets
Property and equipment, net	4,200	3,617
Operating lease right-of-use assets	1,784	1,555
Intangible assets, net	725	728
Goodwill	2,412	2,412
Deposits and other non-current assets	656	634
Deferred tax assets	829	898
Total assets	101,123	77,226
Current liabilities
Trade accounts and notes payable	6,647	5,512
Deferred revenues, current portion	4,050	3,408
Social security and other payroll withholdings taxes	1,550	1,314
Employee absences compensation	798	704
Income taxes payable	219	501
Other accrued liabilities	3,873	2,755
Short-term borrowings	1,846	1,914
Current obligations under finance leases	224	340
Current portion of operating lease obligations	901	673
Current portion of long-term debt	1,601	830
Total current liabilities	21,708	17,951
Non-current liabilities
Deferred revenues, non-current	264	440
Obligations under finance leases	324	430
Operating lease obligations, non-current	899	888
Total long-term portion	3,587	4,930
Other long-term liabilities	2,710	2,534
Total liabilities	29,492	27,172
Shareholders' equity
Common stock, 0.13 par value; 37,197,731 shares issued and 36,910,925 shares outstanding at December 31, 2022 0.13 par value 33,758,564 shares issued and 33,466,136 shares outstanding at December 31, 2021	4,776	4,389
Additional paid-in capital	113,952	89,621
Retained earnings	(42,372)	(39,438)
Cumulative other comprehensive loss	(3,829)	(3,589)
Treasury stock, at cost 286,806 shares at December 31, 2022 and 292,428 shares at December 31, 2021	(897)	(928)
Total shareholders' equity	71,632	50,054
Total liabilities and shareholders' equity	€ 101,123	€ 77,226